Convertible Debt - Additional information (Detail) - Convertible Debt [Member] - Silicon Valley Bank [Member] - CAD ($)		12 Months Ended
	Jun. 21, 2021	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Debt instrument face value	$ 10,000,000
Proceeds from convertible debt	$ 10,000,000
Debt instrument conversion price per share		$ 5.68
Amount to be raised by way of equity issue				$ 10,000,000
Aggregate amount raised by way of equity issue			$ 14,700,000
With Eighteen Months From The Date Of The Debt Agreement [Member]
Debt Instrument [Line Items]
Debt instrument redemption price percentage		125.00%
After Eighteen Months From The Date Of The Debt Agreement [Member]
Debt Instrument [Line Items]
Debt instrument redemption price percentage		150.00%
Canadian Prime Rate [Member]
Debt Instrument [Line Items]
Long term debt term					36 months
Long term debt term extendable at lenders discretion	48 months
Long term debt base rate			2.45%
Long term debt paid in kind interest rate percentage		7.00%
Canadian Prime Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long term debt base rate		7.20%	6.45%
Canadian Prime Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long term debt base rate		6.45%	2.45%